UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  28-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Bender
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

      /s/ Daniel Bender     McLean, VA     April 26, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $148,884 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106     5682   147400 SH       SOLE                   147400
AFFORDABLE RESIDENTIAL CMTYS   COM              008273104     3548   292480 SH       SOLE                   292480
ASHFORD HOSPITALITY TR INC     COM SHS          044103109     6132   513550 SH       SOLE                   513550
BRINKS CO                      COM              109696104     2176    34300 SH       SOLE                    34300
CARNIVAL CORP                  PAIRED CTF       143658300     6068   129500 SH       SOLE                   129500
CIRCUIT CITY STORE INC         COM              172737108     3398   183364 SH       SOLE                   183364
ELECTRONICS FOR IMAGING INC    COM              286082102     2324    99110 SH       SOLE                    99110
EMPLOYERS HOLDINGS INC         COM              292218104     2183   109020 SH       SOLE                   109020
GPO AEROPORTUARIO DEL PAC SA   SPON ADR B       400506101     3305    76870 SH       SOLE                    76870
GRUPO AEROPORTUARIO CTR NORT   SPON ADR         400501102     5688   209800 SH       SOLE                   209800
HEWITT ASSOCS INC              COM              42822Q100     6470   221340 SH       SOLE                   221340
HYPERCOM CORP                  COM              44913M105      596   100000 SH       SOLE                   100000
LIMITED BRANDS INC             COM              532716107     3056   117260 SH       SOLE                   117260
MICROSOFT CORP                 COM              594918104     2164    77660 SH       SOLE                    77660
ORACLE CORP                    COM              68389X105     2382   131394 SH       SOLE                   131394
PENN NATL GAMING INC           COM              707569109    13732   323710 SH       SOLE                   323710
PETROHAWK ENERGY CORP          COM              716495106     5279   400860 SH       SOLE                   400860
QUANTA CAPITAL HLDGS LTD       SHS              G7313F106      590   282535 SH       SOLE                   282535
QUEST DIAGNOSTICS INC          COM              74834L100     4578    91790 SH       SOLE                    91790
QUEST RESOURCE CORP            COM NEW          748349305     5335   581757 SH       SOLE                   581757
REPUBLIC AWYS HLDGS INC        COM              760276105    30940  1347568 SH       SOLE                  1347568
RIVIERA HLDGS CORP             COM              769627100    11215   401265 SH       SOLE                   401265
ROSETTA RESOURCES INC          COM              777779307     3675   178900 SH       SOLE                   178900
TEKELEC                        COM              879101103      298    20000 SH       SOLE                    20000
UNITEDHEALTH GROUP INC         COM              91324P102     1154    21780 SH       SOLE                    21780
VIACOM INC NEW                 CL B             92553P201    10356   251910 SH       SOLE                   251910
WASHINGTON GROUP INTL INC      COM NEW          938862208     3142    47309 SH       SOLE                    47309
WYNDHAM WORLDWIDE CORP         COM              98310W108     3418   100099 SH       SOLE                   100099